Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued Expenses and Other Current Liabilities
23.
Accrued Expenses and Other Current Liabilities

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Accrued utilities and related expenses (Notes 24 and 27)	57,276	61,407
Contract liabilities and unearned revenues - current portion	10,442	10,689
Accrued employee benefits and other provisions (Note 27)	9,246	5,510
Accrued taxes and related expenses (Note 26)	3,907	5,943
Accrued interests and other related costs (Note 28)	2,426	2,157
Others	2,191	3,044
	85,488	88,750

Accrued utilities and related expenses pertain to costs incurred for electricity and water consumption, repairs and maintenance, selling and promotions, professional and other contracted services, rent, insurance and security services and other operational related expenses pending receipt of billings and statements of account from suppliers. These liabilities are noninterest-bearing and are normally settled within a year.

Contract liabilities and unearned revenues represent advance payments for leased lines, installation fees, monthly service fees and unused and/or unexpired portions of prepaid loads.

Accrued employee benefits and other provisions pertain to accrued salaries, wages and bonuses, and other employee benefits that are normally settled within a year.

Accrued taxes and related expenses pertain to licenses, permits and other related business taxes, which are normally settled within a year.

Accrued interests and other related costs include interest expense on loans, which are normally settled within a year.

Other accrued expenses and other current liabilities are noninterest-bearing and are normally settled within a year. This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers. This also includes accrued redemption liabilities related to Trust Account. For detailed discussion on redemption liabilities, see Note 19 Equity – Redemption of Preferred Stock.